Segment Information (Reconciliation of Assets From Segments to Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Segment Reporting And Reconciliation [Line Items]
Total assets	$ 335,663	$ 402,406
Life Insurance Segment [Member]
Schedule Of Segment Reporting And Reconciliation [Line Items]
Total assets	97,663	112,522
Annuities Segment [Member]
Schedule Of Segment Reporting And Reconciliation [Line Items]
Total assets	164,704	203,702
Group Protection Segment [Member]
Schedule Of Segment Reporting And Reconciliation [Line Items]
Total assets	9,768	10,493
Retirement Plan Services Segment [Member]
Schedule Of Segment Reporting And Reconciliation [Line Items]
Total assets	41,861	47,731
Other Operations [Member]
Schedule Of Segment Reporting And Reconciliation [Line Items]
Total assets	$ 21,667	$ 27,958